Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), April 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 98.9%
Copper 0.5%
a
Imperial Metals Corp. .................................. Canada 2,065,330 $ 5,948,485
a
Vizsla Copper Corp. ................................... Canada 1,850,000 244,814
6,193,299
Diversified Metals & Mining 11.6%
a,b
Aclara Resources, Inc. ................................. United Kingdom 444,972 204,362
a
Adventus Mining Corp. ................................. Canada 2,000,000 902,970
a,c
Adventus Mining Corp., 144A ............................ Canada 5,850,000 2,641,186
a
Arizona Metals Corp. ................................... Canada 150,000 704,083
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 5,839,194
a
Aston Minerals Ltd. .................................... Australia 25,000,000 2,584,620
a
Azimut Exploration, Inc. ................................. Canada 1,950,000 1,973,300
a
Bluestone Resources, Inc. ............................... Canada 550,000 860,545
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 10,639,474
a
Chalice Mining Ltd. .................................... Australia 5,159,965 24,769,799
a
Clean Air Metals, Inc. .................................. Canada 6,715,600 1,359,168
a,d,e
Clean Air Metals, Inc. .................................. Canada 3,600,000 673,894
a,b,c,f
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 1,517,923
a,f
G Mining Ventures Corp. ................................ Canada 7,500,000 4,670,533
a,c,f
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 5,137,586
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 16,316,117
a
Ivanhoe Mines Ltd., A .................................. Canada 1,465,000 11,746,001
a,b
Los Cerros Ltd. ....................................... Australia 23,500,000 1,527,453
a
Matador Mining Ltd. ................................... Australia 8,000,000 1,421,632
a
OreCorp Ltd. ......................................... Australia 4,200,000 2,077,110
a
Orla Mining Ltd. ...................................... Canada 4,080,713 17,312,020
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,484,801
a
Prime Mining Corp. .................................... Canada 3,500,000 8,255,167
a
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 3,189,986
a,f
Talisker Resources Ltd. ................................. Canada 15,300,000 2,858,366
a,d,e,f
Talisker Resources Ltd., 144A ............................ Canada 6,600,000 1,184,357
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 8,899,700
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,773,635
a
Western Copper & Gold Corp. ............................ Canada 2,430,000 4,634,336
154,159,318
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 288,252
a
Gold 77.1%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 419,859 24,440,163
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 40,000 2,329,200
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,528,316 19,641,610
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,969,500 15,283,320
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,614,823 32,974,686
a,d,e
Argonaut Gold, Inc., 144A ............................... United States 5,200,000 8,243,327
a,b
Artemis Gold, Inc. ..................................... Canada 1,725,000 9,533,725
a
Artemis Gold, Inc. ..................................... Canada 770,000 4,255,634
a,d,e,f
Ascot Resources Ltd. .................................. Canada 3,300,000 2,135,060
a,c,f
Ascot Resources Ltd., 144A ............................. Canada 25,420,000 17,610,867
a
Auteco Minerals Ltd. ................................... Australia 93,057,775 4,930,898
B2Gold Corp. ........................................ Canada 7,863,694 33,360,941
a,f
Banyan Gold Corp. .................................... Canada 14,667,629 4,909,571
Barrick Gold Corp. .................................... Canada 3,022,383 67,429,365
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 10,057,710
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,185,148
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 1,286,732
a,f
Black Cat Syndicate Ltd. ................................ Australia 9,640,725 3,593,572
a,d,e,f
Bonterra Resources, Inc., 144A ........................... Canada 3,500,000 2,875,716

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,b
Breaker Resources NL ................................. Australia 16,000,000 $ 2,896,284
Centamin plc ......................................... Egypt 12,915,200 14,802,950
Centerra Gold, Inc. .................................... Kyrgyzstan 100,700 932,023
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,728,400 25,252,540
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,705,289
a
Dacian Gold Ltd. ...................................... Australia 35,755,556 5,801,642
Dundee Precious Metals, Inc. ............................ Canada 3,057,415 17,706,899
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 17,959,814
a
Emerald Resources NL ................................. Australia 17,220,000 14,599,115
Endeavour Mining plc .................................. Burkina Faso 2,791,114 68,308,585
a,f
Falcon Metals Ltd. ..................................... Australia 9,225,414 2,216,037
a
Firefinch Ltd. ......................................... Australia 18,028,500 13,886,178
First Mining Gold Corp. ................................. Canada 7,500,000 1,488,732
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 4,182,719
a
Gascoyne Resources Ltd. ............................... Australia 7,550,800 1,493,699
a,d,f
Geopacific Resources Ltd. .............................. Australia 38,375,694 2,914,586
Gold Fields Ltd. ....................................... South Africa 1,074,800 14,574,619
a
Gold Mountain Mining Corp. ............................. Canada 2,900,000 2,054,256
a
Gold Mountain Mining Corp. ............................. Canada 2,050,000 1,452,147
a
Gold Standard Ventures Corp. ............................ Canada 6,370,000 2,628,031
a,d
Great Bear Resources Ltd. .............................. Canada 660,000 51,376
a,f
HighGold Mining, Inc. .................................. Canada 4,803,000 3,327,498
Hochschild Mining plc .................................. Peru 3,238,520 4,757,476
a
i-80 Gold Corp. ....................................... Canada 2,015,000 5,285,914
a
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 2,427,743
a
Integra Resources Corp., (USD Traded) .................... Canada 750,000 817,500
a
K92 Mining, Inc. ...................................... Canada 1,300,000 9,259,331
Kinross Gold Corp. .................................... Canada 280,993 1,419,565
a,f
Liberty Gold Corp. ..................................... Canada 16,329,800 8,770,920
a,c,f
Liberty Gold Corp., 144A ................................ Canada 2,600,000 1,396,489
a,f
Lion One Metals Ltd. ................................... Canada 4,312,400 4,028,241
a,c,f
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 3,758,845
a,d,e
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,d,e
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 3,459,000 6,139,042
a,b,c,f
Mawson Gold Ltd., 144A ................................ Canada 18,100,000 1,690,733
c,f
Mineros SA, 144A ..................................... Colombia 4,115,000 3,427,432
a,d,e
Monarch Mining Corp. .................................. Canada 6,000,000 2,468,634
a,f
Newcore Gold Ltd. .................................... Canada 7,000,000 2,642,743
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,611,914 49,046,585
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 5,691,365
Newmont Corp. ....................................... United States 634,614 46,231,630
a
Nighthawk Gold Corp. .................................. Canada 2,500,000 1,226,015
a,b
Nighthawk Gold Corp. .................................. Canada 3,261,000 1,599,214
Northern Star Resources Ltd. ............................ Australia 1,172,254 8,057,257
a,f
O3 Mining, Inc. ....................................... Canada 4,150,000 7,333,126
a
OceanaGold Corp. .................................... Australia 9,363,488 23,323,988
a
Ora Banda Mining Ltd. ................................. Australia 26,707,692 718,496
a,d,e
Osisko Development Corp. .............................. Canada 1,825,000 5,605,967
a,c
Osisko Development Corp., 144A ......................... Canada 1,475,000 4,753,435
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,384,385
a
Osisko Mining, Inc. .................................... Canada 8,700,000 27,427,704
a
Pantoro Ltd. ......................................... Australia 58,613,794 11,486,004
a
Perpetua Resources Corp. .............................. United States 192,090 675,863
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,417,943
Perseus Mining Ltd. ................................... Australia 36,003,908 50,096,872
a
Predictive Discovery Ltd. ................................ Australia 51,650,000 8,888,196
a,d,e
Probe Metals, Inc. ..................................... Canada 1,800,000 2,705,348

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Probe Metals, Inc. ..................................... Canada 4,105,000 $ 6,550,617
a,f
Red 5 Ltd. ........................................... Australia 172,656,665 49,579,154
a,f
RTG Mining, Inc. ...................................... Australia 1,769,918 110,219
a,c,f
RTG Mining, Inc., 144A ................................. Australia 2,397,790 149,319
a,f
RTG Mining, Inc., CDI .................................. Australia 64,487,582 3,644,838
a,f
Saturn Metals Ltd. ..................................... Australia 7,783,333 2,089,591
a
Skeena Resources Ltd. ................................. Canada 1,973,550 18,219,984
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 4,940,840
a,b
SolGold plc, (GBP Traded) .............................. Australia 9,000,000 3,248,122
a,d
Solstice Minerals Ltd. .................................. Australia 422,535 59,704
SSR Mining, Inc. ...................................... Canada 2,401,555 52,829,910
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,309,336 351,297
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,084,018
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 661,659
St. Barbara Ltd. ....................................... Australia 9,008,021 8,419,790
a
Superior Gold, Inc. .................................... Canada 6,150,000 4,452,185
a,f
Thesis Gold, Inc. ...................................... Canada 2,300,000 3,831,394
a,d,e,f
Thesis Gold, Inc., 144A ................................. Canada 675,000 1,085,954
a
Torex Gold Resources, Inc. .............................. Canada 191,100 2,139,118
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 16,230,880
a,f
Troilus Gold Corp. ..................................... Canada 8,900,000 5,057,409
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 4,475,324
a
Victoria Gold Corp. .................................... Canada 1,100,000 11,987,701
a
West African Resources Ltd. ............................. Australia 13,264,984 12,653,803
a,b
Westhaven Gold Corp. ................................. Canada 4,200,000 2,027,011
a
Wiluna Mining Corp. Ltd. ................................ Australia 9,755,000 5,076,561
1,027,228,667
Precious Metals & Minerals 7.2%
Anglo American Platinum Ltd. ............................ South Africa 92,556 10,291,899
a
Aurion Resources Ltd. .................................. Canada 4,500,000 3,082,552
a,f
Benchmark Metals, Inc. ................................. Canada 9,790,300 7,316,147
a,f
Benchmark Metals, Inc. ................................. Canada 1,500,000 1,120,928
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,089,585
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 19,030,126
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 15,866,245
a
Millennial Precious Metals Corp. .......................... Canada 4,868,700 2,046,548
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,089,019 13,040,623
a,d,e,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,769,911 2,780,823
a,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 16,580
a,b,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 3,387,021
a,c,f
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 162,090
a,f
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 6,628,644
a,c,f
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 60,730
Royal Bafokeng Platinum Ltd. ............................ South Africa 428,527 4,290,701
a,b,f
Sable Resources Ltd. .................................. Canada 12,000,000 2,849,025
a
TDG Gold Corp. ...................................... Canada 2,080,000 777,177
a,d,e
TDG Gold Corp., 144A ................................. Canada 4,750,000 1,539,316
95,376,760
Silver 2.5%
a
Gatos Silver, Inc. ...................................... United States 1,002,157 3,387,291
a
GoGold Resources, Inc. ................................ Canada 9,262,858 18,242,347
Pan American Silver Corp. .............................. Canada 133,021 3,297,956
a
Silver Mountain Resources, Inc. .......................... Canada 7,300,000 1,477,445
a,f
Silver Tiger Metals, Inc. ................................. Canada 7,500,000 2,831,510

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
a,c,f
Silver Tiger Metals, Inc., 144A ............................ Canada 10,000,000 $ 3,775,347
33,011,896
Total Common Stocks (Cost $987,972,804) .....................................
1,316,258,192
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,517,492
Total Rights (Cost $856,771) ..................................................
1,517,492
Warrants
a a a
Warrants 0.4%
Diversified Metals & Mining 0.1%
a,c,d
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 3,562
a,d,e
Clean Air Metals, Inc., 144A, 2/23/23 ....................... Canada 1,379,500 21,087
a,d,e
Clean Air Metals, Inc., 2/23/24 ............................ Canada 3,600,000 235,692
a,d,e,f
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 54,501
a,d,e,f
G Mining Ventures Corp., 144A, 5/19/22 .................... Canada 4,125,000 90,515
a,d,e,f
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 45,827
a,d,e
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 191,523
a,d,e
Vizsla Silver Corp., 144A, 7/30/22 ......................... Canada 3,350,000 358,461
a,c
Vizsla Silver Corp., 144A, 12/03/22 ........................ Canada 850,000 165,415
1,166,583
Gold 0.3%
a,d,e,f
Ascot Resources Ltd., 2/10/49 ............................ Canada 1,650,000 227,534
a,c,d
First Mining Gold Corp., 144A, 8/26/22 ..................... Canada 3,750,000 —
a
Gold Mountain Mining Corp., 4/21/24 ....................... Canada 1,025,000 —
a,d,e,f
Mawson Gold Ltd., 144A, 5/20/22 ......................... Canada 3,850,000 —
a,d,e
Monarch Mining Corp., 4/06/27 ........................... Canada 6,000,000 531,623
a,c,d
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 51,070
a,d,e,f
O3 Mining, Inc., 144A, 6/18/22 ........................... Canada 850,000 256
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 376,026
a,d,e
Osisko Development Corp., 3/27/27 ....................... Canada 1,825,000 1,196,177
a,d,e
Osisko Mining, Inc., 144A, 12/23/21 ....................... Canada 2,125,000 81,655
a,d,e
Probe Metals, Inc., 144A, 11/24/22 ........................ Canada 1,700,000 405,880
a,d,e
Probe Metals, Inc., 3/08/24 .............................. Canada 900,000 315,330
a,c,f
Troilus Gold Corp., 144A, 6/30/23 ......................... Canada 1,000,000 97,303
a
Westhaven Gold Corp., 3/03/23 ........................... Canada 2,100,000 302,417
3,585,271
Precious Metals & Minerals 0.0%
†
a,d,e,f
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 44,236
Silver 0.0%
†
a
Silver Mountain Resources, Inc., 1/31/24 .................... Canada 3,650,000 284,124
Total Warrants (Cost $–) ......................................................
5,080,214
Total Long Term Investments (Cost $988,829,575) ...............................
1,322,855,898
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 14 .
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0. 024% .... United States 8,638,815 $ 8,638,815
Total Money Market Funds (Cost $8,638,815) ...................................
8,638,815
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 2 4% .... United States 504,000 504,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.28%,
5/02/22 (Maturity Value $60,495)
Collateralized by U.S. Treasury Bill, Discount Note, 5/17/22 -
8/11/22; and U.S. Treasury Note, 0.125%, 7/31/22 (valued at
$61,704) .......................................... 60,494 60,494
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$564,494) ...................................................................
564,494
Total Short Term Investments (Cost $9,203,309 ) .................................
9,203,309
a
Total Investments (Cost $998,032,884) 100.1% ..................................
$1,332,059,207
Other Assets, less Liabilities (0.1)% ...........................................
(564,653)
Net Assets 100.0% ...........................................................
$1,331,494,554
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $133,612,690, representing 10.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
See Note 4 regarding holdings of 5% voting securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2022, all repurchase agreements had been entered into on April 29, 2022.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At April 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
5,200,000 Argonaut Gold, Inc., 144A ..................... 7/20/20-3/02/22 $ 9,051,973 $ 8,243,327
1,650,000
a
Ascot Resources Ltd, 2/10/49 ................... 3/09/22 — 227,534
3,300,000
a
Ascot Resources Ltd. ......................... 3/07/22 2,628,148 2,135,060
750,000
b
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 44,236
3,500,000 Bonterra Resources, Inc., 144A ................. 3/07/22 3,306,656 2,875,716
3,600,000
c
Clean Air Metals, Inc., ........................ 2/16/22 567,599 673,894
1,379,500
c
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 — 21,087
3,600,000
c
Clean Air Metals, Inc., 2/23/24 .................. 2/24/22 — 235,692
5,000,000
d
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 54,501
4,125,000
e
G Mining Ventures Corp., 144A, 5/19/22 ........... 11/27/20 — 90,515
3,750,000
e
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 45,827
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12-3/10/16 14,750,154 —
3,850,000
f
Mawson Gold Ltd., 144A, 5/20/22 ................ 5/22/20 — —
6,000,000 Monarch Mining Corp. ........................ 4/04/22 2,882,883 2,468,634
6,000,000 Monarch Mining Corp., 4/06/27 .................. 4/07/22 — 531,623
850,000
g
O3 Mining, Inc., 144A, 6/18/22 .................. 6/23/20 — 256
1,825,000
h
Osisko Development Corp. ..................... 2/25/22 6,394,937 5,605,967
1,825,000
h
Osisko Development Corp., 3/27/27 .............. 3/03/22 — 1,196,177
2,125,000
i
Osisko Mining, Inc., 144A, 12/23/21 .............. 6/24/20 — 81,655
1,769,911
j
Platinum Group Metals Ltd., (CAD Traded) ......... 6/28/17 3,000,000 2,780,823
650,000
k
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 191,523
1,800,000
l
Probe Metals, Inc. ........................... 3/07/22 2,459,497 2,705,348
1,700,000
l
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20-11/24/20 — 405,880
900,000
l
Probe Metals, Inc., 3/08/24 ..................... 3/09/22 — 315,330
6,600,000
m
Talisker Resources Ltd, 144A ................... 2/23/22 1,294,778 1,184,357
4,750,000
n
TDG Gold Corp., 144A ........................ 4/05/22 1,596,958 1,539,316
675,000
o
Thesis Gold, Inc., 144A ....................... 2/16/22 1,011,037 1,085,954
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2022, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund (continued)
3,350,000
p
Vizsla Silver Corp., 144A, 7/30/22 ............... 8/03/20 $ — $ 358,461
Total Restricted Securities (Value is 2. 6 % of Net Assets) .............. $51,042,636 $35,098,693
a
The Fund also invests in unrestricted securities of the issuer, valued at $17,610,867 as of April 30, 2022.
b
The Fund also invests in unrestricted securities of the issuer, valued at $8,437,075 as of April 30, 2022.
c
The Fund also invests in unrestricted securities of the issuer, valued at $1,359,169 as of April 30, 2022.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,517,923 as of April 30, 2022.
e
The Fund also invests in unrestricted securities of the issuer, valued at $9,808,119 as of April 30, 2022.
f
The Fund also invests in unrestricted securities of the issuer, valued at $1,690,733 as of April 30, 2022.
g
The Fund also invests in unrestricted securities of the issuer, valued at $7,333,126 as of April 30, 2022.
h
The Fund also invests in unrestricted securities of the issuer, valued at $5,129,461 as of April 30, 2022.
i
The Fund also invests in unrestricted securities of the issuer, valued at $27,427,704 as of April 30, 2022.
j
The Fund also invests in unrestricted securities of the issuer, valued at $10,255,066 as of April 30, 2022.
k
The Fund also invests in unrestricted securities of the issuer, valued at $8,255,167 as of April 30, 2022.
l
The Fund also invests in unrestricted securities of the issuer, valued at $6,550,617 as of April 30, 2022.
m
The Fund also invests in unrestricted securities of the issuer, valued at $2,858,366 as of April 30, 2022.
n
The Fund also invests in unrestricted securities of the issuer, valued at $777,177 as of April 30, 2022.
o
The Fund also invests in unrestricted securities of the issuer, valued at $3,831,394 as of April 30, 2022.
p
The Fund also invests in unrestricted securities of the issuer, valued at $9,065,115 as of April 30, 2022.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd,
2/10/49 .......... $ — $ — $ — $ — $ 227,534 $ 227,534 1,650,000 $ —
Ascot Resources Ltd. .. — 2,628,148 — — (493,088) 2,135,060 3,300,000 —
Ascot Resources Ltd.,
144A ........... 25,045,192 642,545 (1,069,059) 382,405 (7,390,216) 17,610,867 25,420,000 —
Banyan Gold Corp .... 2,853,423 577,514 — — 1,478,634 4,909,571 14,667,629 —
Benchmark Metals Inc . — 1,175,917
a
— — (54,989) 1,120,928 1,500,000 —
Benchmark Metals, Inc. 7,106,058 2,119,226 — — (1,909,137) 7,316,147 9,790,300 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... — —
a
— — 44,236 44,236 750,000 —
Black Cat Syndicate Ltd 3,082,037 1,042,530 — — (530,995) 3,593,572 9,640,725 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
Bonterra Resources, Inc.,
144A ........... $ — $ 3,306,656 $ — $ — $ (430,940) $ 2,875,716 3,500,000 $ —
Euro Sun Mining, Inc.,
144A ........... 3,044,872 — — — (1,526,949) 1,517,923 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 273,474 — — — (218,973) 54,501 5,000,000 —
Falcon Metals Ltd. .... — 2,526,544
a
— — (310,507) 2,216,037 9,225,414 —
G Mining Ventures Corp 5,618,990 5,688,850
a
— — (1,499,721) 9,808,119 15,750,000 —
G Mining Ventures Corp.,
144A, 5/19/22 ..... 825,159 — — — (734,644) 90,515 4,125,000 —
G Mining Ventures Corp.,
144A, 8/20/24 ..... — —
a
— — 45,827 45,827 3,750,000 —
Geopacific Resources Ltd. 9,389,974 — — — (6,475,388) 2,914,586 38,375,694 —
HighGold Mining, Inc. .. 5,620,104 646,857 — — (2,939,463) 3,327,498 4,803,000 —
Liberty Gold Corp .... 14,132,012 4,425,426 — — (8,390,029) 10,167,409 18,929,800 —
Lion One Metals Ltd. .. 4,353,866 — — — (325,625) 4,028,241 4,312,400 —
Lion One Metals Ltd.,
144A ........... 4,062,692 — — — (303,847) 3,758,845 4,024,000 —
Mawson Gold Ltd., 144A 1,449,920 1,218,274 — — (977,461) 1,690,733 18,100,000 —
Mawson Gold Ltd., 144A,
5/20/22 .......... 25,142 — — — (25,142) — 3,850,000 —
Mineros SA, 144A .... — 3,656,437 — — (229,005) 3,427,432 4,115,000 169,319
Newcore Gold Ltd .... 3,421,474 — — — (778,731) 2,642,743 7,000,000 —
O3 Mining, Inc. ...... 7,079,712 95,575 — — 157,839 7,333,126 4,150,000 —
O3 Mining, Inc., 144A,
6/18/22 .......... 73,046 — — — (72,790) 256 850,000 —
Platinum Group Metals
Ltd., (CAD Traded) .. 6,382,062 3,000,000
a
— — (3,197,638) 6,184,424 3,822,698 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 303,933 — — — (141,843) 162,090 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 12,610,591 — — — (5,981,947) 6,628,644 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 113,875 — — — (53,145) 60,730 36,628 —
Red 5 Ltd. ......... 27,605,650 — (4,489,223) 2,272,350 24,190,377 49,579,154 172,656,665 —
RTG Mining, Inc. ..... 219,822 — — — (109,603) 110,219 1,769,918 —
RTG Mining, Inc., 144A . 297,802 — — — (148,483) 149,319 2,397,790 —
RTG Mining, Inc., CDI .. 5,579,182 882,938 — — (2,817,282) 3,644,838 64,487,582 —
Sable Resources Ltd .. 2,029,587 — — — 819,438 2,849,025 12,000,000 —
Saturn Metals Ltd. .... 2,215,282 541,993 — — (667,684) 2,089,591 7,783,333 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2022, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Tiger Metals Inc . $ 3,185,096 $ 4,463,412 $ — $ — $ (1,041,650) $ 6,606,858 17,500,000 $ —
Superior Gold, Inc. .... 3,400,240 — — — — —
b
— —
Talisker Resources Ltd,
144A ........... — 1,294,777 — — (110,420) 1,184,357 6,600,000 —
Talisker Resources Ltd. . 3,555,289 — — — (696,923) 2,858,366 15,300,000 —
Thesis Gold, Inc. ..... 2,414,263 — — — 1,417,131 3,831,394 2,300,000 —
Thesis Gold, Inc., 144A . — 1,011,037 — — 74,917 1,085,954 675,000 —
Troilus Gold Corp. .... 6,418,269 — — — (1,360,860) 5,057,409 8,900,000 —
Troilus Gold Corp., 144A,
6/30/23 .......... 136,218 — — — (38,915) 97,303 1,000,000 —
Total Affiliated Securities
(Value is 13.9% of Net
Assets) .......... $173,924,308 $40,944,656 $(5,558,282) $ 2,654,755 $ (23,528,100) $185,037,097 $169,319
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2022, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 16,845,034 $ 144,781,879 $ (152,988,098) $ — $ — $ 8,638,815 8,638,815 $ 627
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $6,641,000 $50,988,000 $(57,125,000) $— $— $504,000 504,000 $609
Total Affiliated Securities ... $23,486,034 $195,769,879 $(210,113,098) $— $— $9,142,815 $1,236
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 6,193,299 $ — $ — $ 6,193,299
Diversified Metals & Mining ............... 115,009,217 37,291,850 1,858,251 154,159,318
Environmental & Facilities Services ......... 288,252 — — 288,252
Gold ................................ 722,011,684 277,071,311 28,145,672
b
1,027,228,667
Precious Metals & Minerals ............... 70,905,567 20,151,054 4,320,139 95,376,760
Silver ............................... 31,534,451 1,477,445 — 33,011,896
Rights ................................ 1,517,492 — — 1,517,492
Warrants :
Diversified Metals & Mining ............... 165,415 — 1,001,168 1,166,583
Gold ................................ 775,746 — 2,809,525
b
3,585,271
Precious Metals & Minerals ............... — — 44,236 44,236
Silver ............................... 284,124 — — 284,124
Short Term Investments ................... 9,142,815 60,494 — 9,203,309
Total Investments in Securities ........... $957,828,062 $336,052,154
c
$38,178,991 $1,332,059,207
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes securities determined to have no value at April 30, 2022.
c
Includes foreign securities valued at $322,199,326, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 7,662,175 $ 1,862,378 $ (4,719,689) $ — $ (1,978,156) $ — $ — $ (968,457) $ 1,858,251 $ (4,126)
Gold ............ 2,853,423
e
27,735,131
e
(2,683,818) 9,389,974 — — — (9,149,038) 28,145,672
e
(8,979,433)
Precious Metals &
Minerals ........ 2,029,587 4,596,957 (2,971,400) — — — — 664,995 4,320,139 (276,819)
Warrants
Diversified Metals &
Mining ......... 3,375,274
e
—
e
—
e
— (270,049) — — (2,104,057) 1,001,168 (2,018,660)
Gold ............ 858,116
e
—
e
— — — — — 1,951,409 2,809,525
e
1,951,409
Precious Metals &
Minerals ........ — —
e
— — — — — 44,236 44,236 44,236
Total Investments in Securities . $16,778,575 $34,194,466 $(10,374,907) $9,389,974 $(2,248,205) $ — $ — $(9,560,912) $38,178,991 $ (9,283,393)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
e
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Gold....................................... $24,034,052 Market comparables Discount for lack of marketability
4.7% - 7.4%
(5.6%)
Decrease
c
Precious Metals &
Minerals....................................
4,320,139 Market comparables Discount for lack of
marketability
5.2% - 13.3%
(8.1%)
Decrease
c
All Other Investments……...… 9,824,800
d,e
Total......................................... $38,178,991
6. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at April 30, 2022.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.